MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMERS [Abstract]
MAJOR CUSTOMERS
20	MAJOR CUSTOMERS

The Group primarily sells to customers located in China/Hong Kong.

The following table summarizes net revenues and accounts receivable for customers, which accounted for 10% or more of the Group's net revenues and accounts receivable:

	Net revenues
	Year ended December 31,
	2012	2013	2014

Customer A	11%	N/A	N/A
Customer B	N/A	N/A	18%
Customer C	N/A	13%	N/A
Customer D	N/A	N/A	N/A
Customer E	17%	15%	15%
Customer F	17%	N/A	N/A
Customer G	11%	N/A	11%
Customer J	N/A	N/A	12%
Customer K	N/A	N/A	10%
	56%	28%	66%

	Accounts receivable
	At December 31,
	2013	2014

Customer B	18%	33%
Customer C	15%	N/A
Customer D	13%	N/A
Customer E	16%	14%
Customer F	N/A	N/A
Customer G	12%	10%
Customer H	N/A	13%
Customer L	N/A	10%
	74%	80%